Award Timing Disclosure	12 Months Ended
Jan. 03, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive
Through their leadership and strategic actions, long-term incentive participants have the ability to significantly impact the Corporation’s long-term performance. Long-term incentive compensation, in the form of performance share units (PSUs) and restricted stock units (RSUs), is designed to focus executives on long-term value creation for shareholders measured by objective financial performance metrics and long-term stock price appreciation, and to motivate executives to remain with the Corporation. Long-term incentive compensation is provided through the annual equity grants to selected executives, including all Named Executive Officers, under the Corporation’s 2021 Stock-Based Compensation Plan (“Stock Plan”).
These two types of long-term incentive vehicles provide a balance between emphasizing financial performance (through awards of PSUs) and stock price performance (through awards of RSUs). The Compensation Committee and the Board annually evaluate and approve the participants’ target awards to ensure consistency with the Corporation’s compensation philosophy.
The Corporation has no program, plan, or practice to time the grant of equity awards to its Named Executive Officers and other executive officers relative to the release of material nonpublic information or other corporate events or for the purpose of affecting the value of executive compensation. Annual equity grants typically occur at the February Board meeting. Throughout the year, the Board may occasionally grant equity awards for a new hire, significant promotion, or other special circumstances. The Corporation does not currently grant stock options, stock appreciation rights, or similar awards to its Named Executive Officers.

Award Timing Method	Annual equity grants typically occur at the February Board meeting. Throughout the year, the Board may occasionally grant equity awards for a new hire, significant promotion, or other special circumstances. The Corporation does not currently grant stock options, stock appreciation rights, or similar awards to its Named Executive Officers.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Corporation has no program, plan, or practice to time the grant of equity awards to its Named Executive Officers and other executive officers relative to the release of material nonpublic information or other corporate events or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false